NOTE 1 - Organization and Summary of Significant Accounting Policies: Accounting Estimates (Policies)	12 Months Ended
Sep. 30, 2020
Policies
Accounting Estimates

Accounting Estimates – The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.